THE UNITED STATES LIFE INSURANCE COMPANY
                           IN THE CITY OF NEW YORK

                            SEPARATE ACCOUNT USL B
                            EXECUTIVE ADVANTAGE(R)
                            GROUP FLEXIBLE PREMIUM
                  VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                        SUPPLEMENT DATED MAY 2, 2016
                                     TO
      PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, AS SUPPLEMENTED

      The United States Life Insurance Company in the City of New York ("USL") is amending the Prospectus and Statement of Additional Information for the purpose of providing Policy owners with notification that the addresses for the home office and administrative center, as well as the telephone number for the administrative center have changed.

      Effective April 29, 2016, the address for the home office has changed to the following:

                        175 Water Street
                        New York, NY 10038

      Effective immediately, the address and telephone number for the administrative center have changed to the following:

                        2929 Allen Parkway - A35-50
                        P.O. Box 4972
                        Houston, TX  77210-4972
                        1-877-883-6596

      For a period of time, we may provide you with confirmations, statements and other reports which contain the prior home office and administrative center addresses and prior administrative center phone number.